Property and Equipment (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 18,046	$ 18,289
Less: accumulated depreciation	(7,964)	(7,369)
Total	10,082	10,920
Machinery [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	6,837	7,516
Motor vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	1,086	718
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	1,328	1,222
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	797	811
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	805	787
Leasehold property [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 7,193	$ 7,235